Shareholders' Equity and Minimum Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Shareholders' Equity and Minimum Regulatory Capital Requirements [Abstract]
Shareholders' Equity and Minimum Regulatory Capital Requirements
15.	Shareholders’ Equity and Minimum Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements results in certain discretionary and required actions by regulators that could have an effect on the Company’s operations. The regulations require the Company and the Bank to meet specific capital adequacy guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

To be considered well capitalized or adequately capitalized as defined under the regulatory framework for prompt corrective action, the Bank must maintain minimum Tier 1 leverage, Tier 1 risk-based, and Total Risk-based ratios. At December 31, 2012 and December 31, 2011 the Bank maintained capital ratios exceeding the requirement to be considered well capitalized. These minimum ratios along with the actual ratios for the Company and the Bank as of December 31, 2012 and December 31, 2011 are presented in the following tables.

	Well Capitalized Requirement				Adequately Capitalized Requirement				Actual
December 31, 2012	Amount		Ratio		Amount		Ratio		Amount	Ratio
Tier 1 Capital
(to Average Assets)
Consolidated		N/A		N/A	≥	$282,575	≥	4.0%	$964,309	13.7%
Capital Bank, NA	≥	$353,323	≥	5.0%	≥	282,659	≥	4.0%	850,472	12.0%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated		N/A		N/A	≥	$193,640	≥	4.0%	$964,309	19.9%
Capital Bank, NA	≥	$290,349	≥	6.0%	≥	193,566	≥	4.0%	850,472	17.6%

Total Capital (to
Risk Weighted Assets)
Consolidated		N/A		N/A	≥	$387,281	≥	8.0%	$1,025,545	21.2%
Capital Bank, NA	≥	$483,915	≥	10.0%	≥	387,132	≥	8.0%	911,528	18.8%

	Well Capitalized Requirement				Adequately Capitalized Requirement				Actual
December 31, 2011	Amount		Ratio		Amount		Ratio		Amount	Ratio
Tier 1 Capital
(to Average Assets)
Consolidated		N/A		N/A	≥	$255,831	≥	4.0%	$802,820	12.6%
Capital Bank, NA	≥	$312,765	≥	5.0%	≥	250,212	≥	4.0%	650,902	10.4%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated		N/A		N/A	≥	$166,281	≥	4.0%	$802,820	19.3%
Capital Bank, NA	≥	$247,673	≥	6.0%	≥	165,115	≥	4.0%	650,902	15.8%

Total Capital (to
Risk Weighted Assets)
Consolidated		N/A		N/A	≥	$332,561	≥	8.0%	$841,465	20.2%
Capital Bank, NA	≥	$412,788	≥	10.0%	≥	330,230	≥	8.0%	689,350	16.7%

In August 2010, Capital Bank, NA entered into an Operating Agreement with the Office of the Comptroller of the Currency (the “OCC Operating Agreement”). At present, the OCC Operating Agreement requires Capital Bank, NA to maintain total capital equal to at least 12% of risk-weighted assets, Tier 1 capital equal to at least 11% of risk-weighted assets and a minimum leverage ratio of 10% (Tier 1 Capital ratio).

Management believes, as of December 31, 2012 and 2011, that the Company and the Bank met all capital requirements to which they were subject. Tier 1 Capital for the Company includes trust preferred securities to the extent allowable.

Currently, the OCC Operating Agreement with Capital Bank, NA prohibits the Bank from paying a dividend for three years following the July 16, 2010 initial acquisition date. Once the three-year period has elapsed, the agreement imposes other restrictions on Capital Bank, NA’s ability to pay dividends including requiring prior approval from the OCC before any distribution is made.

Dividends that may be paid by a national bank without express approval of the OCC are limited to that bank’s retained net profits for the preceding two years plus retained net profits up to the date of any dividend declaration in the current calendar year.